VGOF-P10 02/23

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED FEBRUARY 2, 2023, TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective March 2, 2023, the mailing address for BNY Mellon Investment Servicing (US) Inc. (“BNY”), the transfer agent for each fund listed on Schedule A, will change. As such, the following changes shall apply:

1)	Effective March 2, 2023, the following information replaces any information to the contrary in the statutory prospectus and SAI for each fund listed in Schedule A:

Mail:	Regular Mail	Overnight
	BNY Mellon	BNY Mellon
	Attn: Western Asset Money Market Funds	Attn: 534447
	P.O. Box 534447	500 Ross Street, 154-0520
	Pittsburgh, PA 15253-4447	Pittsburgh, PA 15262

2)	Effective March 2, 2023, the following replaces the second paragraph of the section titled “Custodian and Transfer Agent” in the SAI for each fund listed in Schedule A:

BNY Mellon Investment Servicing (US) Inc. (“BNY”), located at 500 Ross Street, 154-0520, Pittsburgh, PA 15262, serves as the Fund’s transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. Please send all correspondence to BNY at P.O. Box 534447, Pittsburgh, PA 15253-4447.

SCHEDULE A

Fund	Date of Statutory Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 29, 2022
Western Asset Institutional Liquid Reserves	December 29, 2022
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 29, 2022
Western Asset Institutional U.S. Treasury Reserves	December 29, 2022
Western Asset Premier Institutional Government Reserves	December 29, 2022
Western Asset Premier Institutional Liquid Reserves	December 29, 2022
Western Asset Premier Institutional U.S. Treasury Reserves	December 29, 2022
Western Asset Select Tax Free Reserves	December 29, 2022

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 29, 2022

Please retain this supplement for future reference.